Accounts receivable (Details Narrative)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Concentration Risk, Percentage Of Accounts Receivable	67.00%	82.00%
Customer A [Member]
Statement [Line Items]
Concentration Risk, Percentage Of Accounts Receivable	22.00%	27.00%
Customer B [Member]
Statement [Line Items]
Concentration Risk, Percentage Of Accounts Receivable	14.00%	12.00%
Customer C [Member]
Statement [Line Items]
Concentration Risk, Percentage Of Accounts Receivable	31.00%	43.00%